The Flex-funds
6125 Memorial Drive
Dublin, Ohio 43017
(614) 766-7000

July 6, 2011

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           The Flex-funds (Commission File Nos. 2-85378 and 811-3462)

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus.  The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of the Trust’s prospectus dated April 29, 2011 as filed on April 21, 2011 pursuant to Rule 497(c).

Sincerely,

/s/  Maggie Bull
Maggie Bull
Legal Counsel